OTHER LONG TERM LIABILITIES (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2015 vessel	Dec. 31, 2018 containership	Dec. 31, 2018 vessel	Dec. 31, 2018	Dec. 31, 2018 USD ($)	Dec. 27, 2018 vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 vessel	Feb. 29, 2016 vessel	Dec. 31, 2014 vessel	Dec. 31, 2007 USD ($) vessel
Other Liabilities Disclosure [Abstract]
Unamortized sellers' credit					$ 3,282		$ 3,958
Obligations under capital leases - long-term portion					1,104,258		230,576
Other items					4		4
Other long-term liabilities					$ 3,286		$ 3,962
Number of offshore supply vessels acquired | vessel											7
Seller's credit received											$ 39,500
Related Party Transaction [Line Items]
Number of container vessels contracted to be chartered in | vessel	2		4			2	2
Term of lease or charter	15 years	7 years
Number Of Vessels Sold		1		1				1	1
Deep Sea Supply BTG [Member]
Related Party Transaction [Line Items]
Number of offshore supply vessels | vessel										5